PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Summary of Change in Projected Benefit Obligation and Change in Plan Assets
The following tables provide the components of the funded status of the Company's Pension Plans and Benefit Plans as at December 31, 2025 and 2024:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31 (millions of dollars)	2025	2024	2025	2024
Change in PBO
PBO, beginning of year	8,686	8,665	1,649	1,588
Current service cost	146	134	60	56
Employee contributions	81	74	—	—
Interest cost	411	401	79	75
Benefits paid	(457)	(427)	(76)	(71)
Net actuarial loss (gain)	40	(161)	18	1
PBO, end of year	8,907	8,686	1,730	1,649

Change in plan assets
Fair value of plan assets, beginning of year	9,333	8,764	—	—
Actual return on plan assets	513	869	—	—
Benefits paid	(457)	(427)	(76)	(71)
Employer contributions	68	75	76	71
Employee contributions	81	74	—	—
Administrative expenses	(21)	(22)	—	—
Fair value of plan assets, end of year	9,517	9,333	—	—

(Funded) unfunded status	(610)	(647)	1,730	1,649

Summary of Benefit Obligations and Plan Assets
Hydro One presents its benefit obligations and plan assets net on its consolidated balance sheets as follows:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
As at December 31 (millions of dollars)	2025	2024	2025	2024
Other assets[1]	11	12	—	—
Deferred pension assets	610	647	—	—
Accrued liabilities	—	—	77	75
Post-retirement and post-employment benefit liability	—	—	1,654	1,574
Net (funded) unfunded status	(621)	(659)	1,731	1,649
[1] Represents the funded status of HOSSM defined benefit pension plan.

Summary of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets
The following table provides the PBO, accumulated benefit obligation (ABO) and fair value of plan assets for the Pension Plan:

As at December 31 (millions of dollars)	2025	2024
PBO	8,907	8,686
ABO	8,004	7,848
Fair value of plan assets	9,517	9,333

Summary of Weighted Average Assumptions Used to Determine Benefit Obligations
The following weighted average assumptions were used to determine the benefit obligations as at December 31, 2025 and 2024:

	Pension Benefits		Post-Retirement and Post-Employment Benefits
Year ended December 31	2025	2024	2025	2024
Significant assumptions:
Weighted average discount rate	5.02%	4.73%	5.05%	4.75%
Rate of compensation scale escalation (long-term)	2.50%	2.50%	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%	2.00%	2.00%
Rate of increase in health care cost trends[1]	—	—	4.25%	4.23%
[1] 4.79% per annum in 2026, grading down to 4.25% per annum in and after 2032 (2024 - 4.85% per annum in 2025, grading down to 4.23% per annum in and after 2032).

Summary of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
The following weighted average assumptions were used to determine the net periodic benefit costs for the years ended December 31, 2025 and 2024. Assumptions used to determine current year-end benefit obligations are the assumptions used to estimate the subsequent year’s net periodic benefit costs.

Year ended December 31	2025	2024
Pension Benefits:
Weighted average expected rate of return on plan assets	7.20%	7.00%
Weighted average discount rate	4.73%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15	15

Post-Retirement and Post-Employment Benefits:
Weighted average discount rate	4.75%	4.63%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	16.5	16.1
Rate of increase in health care cost trends[1]	4.23%	4.23%
[1] 4.85% per annum in 2025, grading down to 4.23% per annum in and after 2032 (2024 - 4.92% per annum in 2024, grading down to 4.23% per annum in and after 2032).

Summary of Approximate Life Expectancies Used to Determine Projected Benefit Obligations for Pension, Post-Retirement and Post-Employment Plans
The following approximate life expectancies were used in the mortality assumptions to determine the PBO for the Pension Plan and Benefit Plans as at December 31, 2025 and 2024:

As at December 31	2025	2024
Life expectancy at age 65 for a member currently at:	(years)	(years)
Age 65 - male	24	23
Age 65 - female	27	25
Age 45 - male	26	24
Age 45 - female	28	26

Summary of Estimated Future Benefit Payments
As at December 31, 2025, estimated future benefit payments to the participants of the Benefit Plans were:

(millions of dollars)	Pension Benefits	Post-Retirement and Post-Employment Benefits
2026	427	77
2027	433	77
2028	439	78
2029	445	79
2030	452	79
2031 through to 2035	2,397	419
Total estimated future benefit payments through to 2035	4,593	809

Summary of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets	These amounts are reflected in the following table:

Year ended December 31 (millions of dollars)	2025	2024
Pension Benefits:
Net actuarial loss (gain) for the year	210	(405)
Amortization of actuarial gain (loss)	15	(14)
Amortization of prior service credit	3	3
	228	(416)

Post-Retirement and Post-Employment Benefits:
Actuarial loss for the year	28	4
Amortization of actuarial loss	15	18
	43	22

Summary of Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs
The following table provides the components of regulatory accounts that have not been recognized as components of net periodic benefit costs for the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Pension Benefits:
Actuarial gain	(610)	(647)

Post-Retirement and Post-Employment Benefits:
Actuarial gain	(336)	(376)

Summary of Pension Plan Target Asset and Weighted Average Asset Allocations
As at December 31, 2025, the Pension Plan actual weighted average, target, and range asset allocations were as follows:

	Actual (%)	Target Allocation (%)	Range Allocation (%)
Equity securities	41	40	20 - 55
Debt securities	37	35	30 - 40
Real Estate and Infrastructure	22	25	0 - 35
	100	100

Summary of Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis
The following tables present the Pension Plan assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy as at December 31, 2025 and 2024:

As at December 31, 2025 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	—	3,277	3,277
Cash and cash equivalents	124	—	—	124
Short-term securities	—	182	—	182
Derivative instruments	—	2	—	2
Corporate shares - Canadian	102	—	—	102
Corporate shares - Foreign	2,736	255	—	2,991
Bonds and debentures - Canadian	—	2,677	—	2,677
Bonds and debentures - Foreign	—	106	—	106
Total fair value of plan assets[1]	2,962	3,222	3,277	9,461

Derivative instruments	—	1	—	1
Total fair value of plan liabilities[1]	—	1	—	1
1 As at December 31, 2025, the total fair value of Pension Plan assets and liabilities excludes $62 million of interest and dividends receivable, $4 million of sold investments receivable, $5 million of pension administration expenses payable, $2 million of taxes payable, $nil payable to participants, and $2 million of purchased investments payable.

As at December 31, 2024 (millions of dollars)	Level 1	Level 2	Level 3	Total
Pooled funds	—	—	3,142	3,142
Cash and cash equivalents	106	—	—	106
Short-term securities	—	171	—	171
Derivative instruments	—	1	—	1
Corporate shares - Canadian	116	—	—	116
Corporate shares - Foreign	2,695	247	—	2,942
Bonds and debentures - Canadian	—	2,717	—	2,717
Bonds and debentures - Foreign	—	95	—	95
Total fair value of plan assets[1]	2,917	3,231	3,142	9,290

Derivative instruments	—	3	—	3
Total fair value of plan liabilities[1]	—	3	—	3
1 As at December 31, 2024, the total fair value of Pension Plan assets and liabilities excludes $57 million of interest and dividends receivable, $1 million of sold investments receivable, $6 million of pension administration expenses payable, $2 million of taxes payable, $3 million payable to participants, and $1 million of purchased investments payable.

Summary of Changes in Fair Value of Financial Instruments Classified in Level 3
The following table summarizes the changes in fair value of financial instruments classified in Level 3 for the years ended December 31, 2025 and 2024. The Pension Plan classifies financial instruments as Level 3 when the fair value is measured based on at least one significant input that is not observable in the markets or due to lack of liquidity in certain markets. The gains and losses presented in the table below could, therefore, include changes in fair value based on both observable and unobservable inputs. The Level 3 financial instruments are comprised of pooled funds whose valuations are provided by the investment managers. Sensitivity analysis is not provided as the underlying assumptions used by the investment managers are not available.

Year ended December 31 (millions of dollars)	2025	2024
Fair value, beginning of year	3,142	2,769
Realized and unrealized gains	136	262
Purchases	138	203
Sales and disbursements	(139)	(92)
Fair value, end of year	3,277	3,142

Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Summary of Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs of the Pension Plan for the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Current service cost	146	134
Interest cost	411	401
Expected return on plan assets, net of expenses	(663)	(603)
Amortization of prior service credit	(3)	(3)
Amortization of actuarial (gains) losses	(15)	14
Net periodic benefit credit	(124)	(57)

Charged to results of operations[1]	20	22
[1]    The Company accounts for pension costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2025, pension costs of $67 million (2024 - $74 million) comprised of $20 million (2024 - $22 million) charged to operations, and $47 million (2024 - $52 million) capitalized as part of the cost of property, plant and equipment and intangible assets.

Post-Retirement and Post-Employment Benefits
Defined Benefit Plan Disclosure [Line Items]
Summary of Components of Net Periodic Benefit Costs
The following table provides the components of the net periodic benefit costs for the years ended December 31, 2025 and 2024 for the post-retirement and post-employment benefit plans:

Year ended December 31 (millions of dollars)	2025	2024
Current service cost	60	56
Interest cost	79	75
Amortization of prior service cost	10	10
Amortization of actuarial gains	(23)	(30)
Net periodic benefit costs	126	111

Charged to results of operations[1]	85	72
[1] The Company accounts for post-retirement and post-employment costs consistent with their inclusion in OEB-approved rates. During the year ended December 31, 2025, post-retirement and post-employment costs of $126 million (2024 - $111 million) were attributed to labour, of which $85 million (2024 - $72 million) was charged to operations, and $41 million (2024 - $39 million) was capitalized as part of the cost of property, plant and equipment and intangible assets.